Taxes - Narrative (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Effective income tax rate		13.00%	18.30%	(48.30%)
Disposition of minority interest in foreign affiliate		$ 2,200
Deferred tax benefit from internal reorganization of legal entities	$ 2,100		$ 2,100
Provisional estimate impacts of Tax Cuts and Jobs Act of 2017				$ 16,800
Undistributed earnings of foreign subsidiaries		3,800
Net tax loss and credit carry forwards (tax effected)	3,576	3,012	3,576
Net tax loss and credit carry forwards (tax effected), portion that will expire		2,000
Operating loss carry forwards amount		1,000
Decrease in valuation allowance		(481)
Unrecognized tax benefits, that if recognized, would favorably affect the effective income tax rate	$ 2,300	$ 2,400	$ 2,300	$ 1,900